Definition of Terms in Fund Name	Jul. 17, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

On a monthly basis, Oppenheimer’s equity research analysts select and publish their top individual investment picks from the universe of their covered companies. Each pick represents the stock each analyst believes will provide the best absolute return out of his or her entire coverage universe over the next 12 months.

The Top Picks August 2026 Portfolio is based on Oppenheimer’s equity research analysts’ respective best “outperform” rated stock ideas for the month of August 2026.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.